SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Schedule of computation of basic and diluted loss per ordinary share

	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
Net loss	$(2,293,004)	$(2,349,569)
Less: Income attributable to ordinary shares subject to possible redemption	(30,986)	(92,501)

Adjusted net loss	$(2,323,990)	$(2,442,070)

Weighted average shares outstanding, basic and diluted	23,986,724	20,157,288

Basic and diluted net loss per ordinary share	$(0.10)	$(0.12)